Investment Objectives and Goals - TSW International Equity Fund	Nov. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TSW International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TSW International Equity Fund (the “Fund”) seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.